SERVICING	9 Months Ended
Sep. 30, 2025
Transfers and Servicing [Abstract]
SERVICING	SERVICING
The following table summarizes the Company’s servicing assets at September 30, 2025 and December 31, 2024:

	September 30, 2025
	UPB of Underlying Loans	Loan Count	Carrying Value(A)
HELOC loans	$11,148,741	302,066	$98,120
Mortgage loans	149,482	273	1,880
Total	$11,298,223	302,339	$100,000

	December 31, 2024
	UPB of Underlying Loans	Loan Count	Carrying Value(A)
HELOC loans	$7,933,975	113,413	$86,465
Mortgage loans	162,908	294	2,032
Total	$8,096,883	113,707	$88,497
__________________
(A)The Company records loan servicing assets at fair value. See Note 12 for additional information regarding the valuation of these assets.
The following table includes a rollforward of the Company’s servicing assets for the nine months ended September 30, 2025 and 2024:

Balance at December 31, 2023	$55,860
Change in fair value due to:
Additions(A)	37,845
Realization of cash flows(B)	(13,749)
Change in valuation inputs and assumptions	(5,516)
Total impact of change to fair value	18,580
Balance at September 30, 2024	$74,440

Balance at December 31, 2024	$88,497
Change in fair value due to:
Additions(A)	41,903
Realization of cash flows(B)	(20,180)
Change in valuation inputs and assumptions	(10,220)
Total impact of change to fair value	11,503
Balance at September 30, 2025	$100,000
__________________
(A)Represents the fair value of servicing rights retained upon sale of originated and purchased loans.
(B)Based on the paydown of the underlying loans.
The table below summarizes the geographic concentration of the loans underlying the servicing rights at September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
State	Amount Outstanding(A)	% of Total	Amount Outstanding(A)	% of Total
California	$2,872,702	25.4%	$2,146,371	26.5%
Florida	1,357,888	12.0	990,404	12.2
Arizona	562,655	5.0	429,469	5.3
Georgia	521,330	4.6	407,651	5.0
Washington	456,709	4.0	362,370	4.5
New Jersey	415,090	3.7	320,124	4.0
North Carolina	327,759	2.9	261,013	3.2
Virginia	360,311	3.2	241,844	3.0
Colorado	305,980	2.7	239,559	3.0
Ohio	350,075	3.1	227,069	2.8
Other (B)	3,767,724	33.4	2,471,009	30.5
Total	$11,298,223	100.0%	$8,096,883	100.0%
__________________
(A)Represents the principal balance of the loans that the Company services.
(B)The Company did not service loans in any state or U.S. territory contained in “Other” aggregating to more than 5% of the total amount outstanding of the loans that the Company services. The Company serviced international loans of $2.8 million and $— million as of September 30, 2025 and December 31, 2024, respectively, included in Other that represented less than 5% of the total amount outstanding of the loans that the Company services.
As part of its servicing operations, the Company held principal, interest, and other borrower payments of $326.9 million and $198.8 million at September 30, 2025 and December 31, 2024, respectively, due to third-party loan buyers recorded as “Payables to third-party loan owners” in the Condensed Consolidated Balance Sheets. The Company makes payments on these arrangements by remitting amounts due from proceeds received from borrower payments on the underlying loans. Additionally, the Company has outstanding liability obligations to repurchase loans that are in early payment default status. At September 30, 2025 and December 31, 2024, the total obligation to repurchase loans associated with contractual arrangements was $14.6 million and $13.8 million, respectively, recorded in “Payables to third-party loan owners” in the Condensed Consolidated Balance Sheets.
SERVICING
The following table summarizes the Company’s servicing assets at December 31, 2024 and 2023:

	December 31, 2024
	UPB of Underlying Loans	Loan Count	Carrying Value(A)
HELOC loans	$7,933,975	113,413	$86,465
Mortgage loans	162,908	294	2,032
Total	$8,096,883	113,707	$88,497

	December 31, 2023
	UPB of Underlying Loans	Loan Count	Carrying Value(A)
HELOC loans	$5,018,260	74,980	$53,645
Mortgage loans	177,339	314	2,215
Total	$5,195,599	75,294	$55,860
__________________
(A)The Company records loan servicing assets at fair value. See Note 11 for additional information regarding the valuation of these assets.
The following table includes a rollforward of the Company’s servicing assets for the years ended December 31, 2024 and 2023:

Balance at December 31, 2022	$33,777
Change in fair value due to:
Additions(A)	36,386
Realization of cash flows(B)	(9,684)
Change in valuation inputs and assumptions	(4,619)
Total impact of change to fair value	22,083
Balance at December 31, 2023	55,860
Change in fair value due to:
Additions(A)	50,557
Realization of cash flows(B)	(19,623)
Change in valuation inputs and assumptions	1,703
Total impact of change to fair value	32,637
Balance at December 31, 2024	$88,497
__________________
(A)Represents the fair value of servicing rights retained upon sale of originated loans.
(B)Based on the paydown of the underlying loans.
Geographic Concentration
The table below summarizes the geographic concentration of the loans underlying the servicing rights at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
State	Amount Outstanding(A)	% of Total	Amount Outstanding(A)	% of Total
California	$2,146,371	26.5%	$1,449,585	27.9%
Florida	990,404	12.2	593,697	11.4
Arizona	429,469	5.3	270,442	5.2
Georgia	407,651	5.0	278,231	5.4
Washington	362,370	4.5	261,653	5.0
New Jersey	320,124	4.0	211,344	4.1
North Carolina	261,013	3.2	198,984	3.8
Colorado	241,844	3.0	168,289	3.2
Virginia	239,559	3.0	156,333	3.0
Ohio	227,069	2.8	141,239	2.7
Other U.S.(B)	2,471,009	30.5	1,465,802	28.2
Total	$8,096,883	100.0%	$5,195,599	100.0%
__________________
(A)Represents the principal balance of the loans serviced by the Company.
(B)The Company did not service loans in any state or U.S. territory contained in “Other” aggregating to more than 5% of the total amount outstanding of the loans serviced by the Company.
As part of its servicing operations, the Company held principal, interest, and other borrower payments of $198.8 million and $116.9 million at December 31, 2024 and 2023, respectively, due to third-party loan buyers recorded as Payables to third-party loan owners in the Consolidated Balance Sheets. The Company makes payments on these arrangements by remitting amounts due from proceeds received from borrower payments on the underlying collateral loans. Additionally, the Company has outstanding liability obligations to repurchase loans that are in early payment default status as of each period end. As of December 31, 2024 and 2023, the total obligation to repurchase loans associated with contractual arrangements was $13.8 million and $3.2 million, respectively, recorded as Payables to third-party loan owners in the Consolidated Balance Sheets.